Property and Equipment, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Property and equipment, net
Property, plant and equipment, gross	¥ 47,179,925		¥ 43,174,447
Accumulated depreciation	(13,236,644)		(10,916,806)
Impairment	(27,915)		(76,616)
Property and equipment, net	33,915,366		32,181,025		$ 4,646,386
Depreciation expenses	2,882,579		2,740,819	¥ 2,540,899
Impairment of property and equipment	23,152	$ 3,172	76,616	¥ 0
Pending title of certificates buildings, net	2,366,329		3,024,988
Buildings
Property and equipment, net
Property, plant and equipment, gross	24,774,679		21,731,960
Machinery and equipment
Property and equipment, net
Property, plant and equipment, gross	10,006,532		8,861,939
Leasehold improvements
Property and equipment, net
Property, plant and equipment, gross	1,173,822		1,085,101
Vehicles
Property and equipment, net
Property, plant and equipment, gross	5,544,713		5,642,905
Furniture, office and electric equipment
Property and equipment, net
Property, plant and equipment, gross	1,030,877		922,797
Construction in progress
Property and equipment, net
Property, plant and equipment, gross	¥ 4,649,302		¥ 4,929,745